Document and Entity Information	Jun. 14, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 14, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jun. 14, 2019
Document Effective Date	Jun. 14, 2019
Prospectus Date	Jan. 28, 2019
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX